Expense Example, No Redemption {- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 85%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 85%: Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Asset Manager 85%: Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Asset Manager 85%: Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	2,105
Fidelity Advisor Asset Manager 85%: Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Asset Manager 85%: Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798